Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule of stock warrants

	Warrants Outstanding		Warrants Exercisable
$0.20	12,275,370	4.51	12,275,370
0.40	18,700,000	4.81	18,700,000
0.50	440,002	2.01	440,002
0.60	50,000	2.01	50,000
0.83	100,000	2.80	100,000
0.90	5,000,002	1.50	5,000,002
1.06	146,200	0.73	146,200
3.00	407,475	0.61	407,475
	37,119,049		37,119,049

Warrants Outstanding			Warrants Exercisable
		Weighted
		Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Warrants	In Years	Warrants
$0.20	17,855,500	4.69	17,855,500
0.40	10,250,000	4.84	10,250,000
0.50	936,670	2.25	936,670
0.60	50,000	2.25	50,000
0.83	100,000	3.10	100,000
0.90	5,070,002	1.63	5,070,002
1.00	372,000	0.25	372,000
1.06	146,200	0.98	146,200
3.00	407,475	0.86	407,475
	35,187,847		35,187,847

Schedule of stock warrant activity
	Shares	Weighted- Average Exercise Price		Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2017	35,187,847		$0.41	2.3	$9,314,959
Grants	13,950,000		$0.40	4.8
Exercised	(11,646,798)
Forfeited/Cancelled	(372,000)	$
Vested and expected to vest at March 31, 2018	37,119,049		$0.43	4.17
Exercisable at March 31, 2018	37,119,049		$0.43	4.17	$576,015

			Weighted-Average
		Weighted-Average	Remaining	Aggregate
	Shares	Exercise Price	Contractual Term	Intrinsic Value
Outstanding at January 1, 2016	9,018,609	$0.42	2.26	$6,857,509
Grants	13,164,340	0.72	2.51
Exercised	(6,734,893)	0.25
Forfeited/Cancelled	-
Outstanding at December 31, 2016	15,448,056	$0.81	2.4	$4,225,936
Grants	28,105,500	0.27	4.2	-
Exercised	(7,728,209)	0.68
Forfeited/Cancelled	(637,520)	0.62
Outstanding at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959

Vested and expected to vest at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959
Exercisable at December 31, 2017	35,187,847	$0.41	2.3	$9,314,959